Cover	Jun. 23, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 23, 2021
Entity File Number	001-34666
Entity Registrant Name	MaxLinear, Inc.
Entity Central Index Key	0001288469
Entity Tax Identification Number	14-1896129
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	5966 La Place Court
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	Carlsbad
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92008
City Area Code	760
Local Phone Number	692-0711
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, $0.0001 par value
Trading Symbol	MXL
Security Exchange Name	NYSE
Entity Emerging Growth Company	false